Net Income (Loss) Per Share - Basic and Diluted Net Loss Per Share to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss) attributable to TOI	$ (5,453)	$ 19,286	$ 3,205	$ (996)	$ 13,833	$ 2,209	$ (10,927)	$ (14,322)
Less: Deemed dividend	64		0		64	0
Net income (loss) attributable to TOI available for distribution	(5,517)		3,205		13,769	2,209
Net income (loss) attributable to participating securities, basic	(1,013)		0		2,521	0
Net income (loss) attributable to common stockholders, basic	$ (4,504)		$ 3,205		$ 11,248	$ 2,209
Weighted average common shares outstanding, basic (in shares)	72,996,836		66,021,829		73,123,895	64,446,377	66,230,606	59,117,723
Net income (loss) per share attributable to common stockholders, basic (in usd per share)	$ (0.06)		$ 0.05		$ 0.15	$ 0.03	$ (0.16)	$ (0.24)
Net income (loss) attributable to TOI available for distribution	$ (5,517)		$ 3,205		$ 13,769	$ 2,209
Less: Net income attributable to participating securities, diluted	(1,013)		0		2,441	0
Net income (loss) attributable to common stockholders, diluted	$ (4,504)		$ 3,205		$ 11,328	$ 2,209
Weighted average shares outstanding, diluted (in shares)	72,996,836		66,021,829		76,106,201	64,446,377	66,230,606	59,117,723
Net income (loss) per share attributable to common stockholders, diluted (in usd per share)	$ (0.06)		$ 0.05		$ 0.15	$ 0.03	$ (0.16)	$ (0.24)